EQUITY LINE	12 Months Ended
Sep. 30, 2018
Liabilities and Equity [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
19.	EQUITY LINE

On July 5, 2017, the Company entered into an equity purchase agreement (the “Equity Purchase Agreement”) with L2 Capital, LLC. Upon the terms and subject to the conditions thereof, the selling stockholder is committed to purchase that number of ordinary shares of the Company (the “Purchase Shares”) equal to an aggregate market price of up to US$4,500 (the “Total Commitment Amount”). From time to time, commencing on the date on which a registration statement registering the ordinary shares to be purchased becomes effective, the Company may, in its sole discretion, provide the selling stockholder with a put notice (each a “Put Notice”) to purchase a specified number of the Purchase Shares (each a “Put Amount Requested”), subject to the limitations and conditions stated in the Equity Purchase Agreement. Upon delivery of a Put Notice, the Company must deliver the Put Amount Requested as a Deposit Withdrawal at Custodian so as to deliver the ordinary shares being sold to the selling stockholder within two trading days. There are certain equity conditions that the Company must meet to be able to deliver a Put Notice, including being in compliance with the terms of the aforementioned Loan Note and the Equity Purchase Agreement, a Put Amount Request cannot exceed the full committed amount under the Equity line, a Put Amount Request cannot exceed 9.99% of the outstanding ordinary shares, the continued listing and trading of the ordinary shares, and the registration statement of which this prospectus is a part, is effective and the information therein is current.

The Put Amount Requested pursuant to any single Put Notice is limited to a maximum of 150% of the average trading volume of the ordinary shares as traded on Nasdaq or other exchange on which the ordinary shares are listed, and not less than US$25 in value. A subsequent put may only be made 10 trading days after the earlier put. The equity line may be terminated at any time, subject to a short notice period.

The actual amount of proceeds the Company receives pursuant to each Put Notice (each, the “Put Amount”) is to be determined by multiplying the Put Amount Requested by the applicable purchase price. The purchase price for each of the Purchase Shares equals to 94% of the lowest market price of the Company’s ordinary shares on Nasdaq for any trading day during the 5 trading days immediately after the date of the respective Put Notice.